DEFERRED INCOME TAXES - Schedule of reconciliation of effective income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Tax at federal rate	$ 933,918	$ 745,787	$ 806,761
Accrual for tax - current year	800,000	800,000	800,000
Reconciliation of income tax	133,918	(54,213)	6,671
Unaccrued tax payments related to previous years	(61,815)	0	0
Differences, current year	72,103	(54,213)	6,671
Cumulative differences, prior year	(47,452)	6,671	0
Cumulative differences, current year	24,651	(47,452)	6,671
Valuation allowance	(24,651)	47,452	(6,671)
Total deferred income tax asset (liability)	$ 0	0	0
GHANA
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%
Tax at federal rate	$ 933,918	$ 745,787	$ 806,761